Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Event [Line Items]
Subsequent Events
Note 11. Subsequent Events
The Company has completed an evaluation of all subsequent events through the date these financial statements were issued, to ensure these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. The Company has concluded that no events or transactions have occurred that require disclosure.
Pursuant to the Merger Agreement Amendment, among other things, parties agreed to (i) modify certain covenants of the parties to address the potential delisting of the Denali Securities from the Nasdaq Capital Market, (ii) extend the Outside Date to September 30, 2025, and (iii) require Denali to amend its organizational documents to extend the period of time within which Denali can complete a business combination to December 11, 2025, or such other date that is mutually agreed to by the Company and Denali.